Other Subsequent Events	12 Months Ended
Dec. 31, 2024
Other Subsequent Events
Other Subsequent Events
21.	Other Subsequent Events

On February 26, 2025, the Company closed a non-brokered private placement offering, whereby gross proceeds of $88,347,000 were raised by the issuance of 3,290,000 common shares at a price of $14.70 per common share and 2,230,000 flow-through shares at a price of $17.93 per flow-through share. In connection with offering, the Company incurred approximately $4.8 million in transaction costs.

Subsequent to the year ended December 31, 2024, the Company granted a total of 927,325 stock options, 316,600 RSUs, 1,200,000 PSUs and 37,884 DSUs to various directors, officers, employees and consultants of the Company, vesting upon achievement of certain construction milestones, or over various periods up to 3 years from the date of grant. The stock options have a term of 5 years, with each option allowing the holder to purchase one common share of the Company at a price of $14.65 per common share.